Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Down 2%
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	$ (29)
Down 5%
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(72)
Up 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	72
Up 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	29
Cash and cash equivalents and deposits [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	106
Cash and cash equivalents and deposits [Member] | Down 2%
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	2
Cash and cash equivalents and deposits [Member] | Down 5%
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	5
Cash and cash equivalents and deposits [Member] | Up 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(5)
Cash and cash equivalents and deposits [Member] | Up 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(2)
Other current assets [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	440
Other current assets [Member] | Down 2%
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	9
Other current assets [Member] | Down 5%
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	22
Other current assets [Member] | Up 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(22)
Other current assets [Member] | Up 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(9)
Accounts payable [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	(903)
Accounts payable [Member] | Down 2%
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(18)
Accounts payable [Member] | Down 5%
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(45)
Accounts payable [Member] | Up 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	45
Accounts payable [Member] | Up 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	18
Other payables [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	(985)
Other payables [Member] | Down 2%
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(20)
Other payables [Member] | Down 5%
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(49)
Other payables [Member] | Up 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	49
Other payables [Member] | Up 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	20
Post-employment benefit liabilities [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) value	(101)
Post-employment benefit liabilities [Member] | Down 2%
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(2)
Post-employment benefit liabilities [Member] | Down 5%
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	(5)
Post-employment benefit liabilities [Member] | Up 5% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	5
Post-employment benefit liabilities [Member] | Up 2% [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Income (loss) from change in exchange rate	$ 2